Summary Of Components Of Available-For-Sale Securities (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 29, 2012	Dec. 31, 2011	Jan. 01, 2011
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Adjusted cost	$ 9	$ 9
Gross unrealized gains	32	30
Other Comprehensive Income (Loss), Reclassification Adjustment for Sale of Securities Included in Net Income, Net of Tax	8	0	3
Pre-tax gain on sale of investment	14	0	5
Cost-method Investments, Other than Temporary Impairment			5
Other Current Assets [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Fair value	$ 41	$ 39